COMMITMENTS	12 Months Ended
Dec. 31, 2025
Disclosure Of Commitments [Abstract]
COMMITMENTS	COMMITMENTS
(a)Commitments arising from loans

In relation to certain contracts committed by the Company for the financing of the Boeing 777 aircraft, which are guaranteed by the Export – Import Bank of the United States of America, limits have been established for some financial indicators of LATAM Airlines Group S.A. on a consolidated basis. Under no circumstance does non-compliance with these limits generate loan acceleration.

The Company and its subsidiaries do not have credit agreements that impose limits on financial indicators of the Company or its subsidiaries, with the exception of those detailed below:

On July 15, 2024, LATAM Airlines Group S.A., acting through its Florida branch, amended, increased and extended the 2022 revolving credit facility (“Exit RCF”) from US$500 million to US$750 million with a consortium of nine banks led by JP Morgan Chase Bank, N.A. As of December 31, 2025, this credit facility is undrawn and fully available. Additionally, LATAM Airlines Group S.A., together with Professional Airline Services Inc., a Florida corporation and wholly owned subsidiary of LATAM Airlines Group S.A., issued: (i) on October 12, 2022, as amended on November 3, 2022, a five-year loan (“Term Loan B”) for US$1.1 billion (on October 15, 2024, this loan was fully repaid), (ii) on October 18, 2022, senior secured notes at 13.375% maturing in 2027 (“2027 Notes”) for a total principal amount of US$450 million (on October 15, 2024, this loan was fully repaid), and (iii) on October 18, 2022, senior secured notes at 13.375% maturing in 2029 (“2029 Notes,” together with the 2027 Notes, the “Notes”) for a total principal amount of US$700 million (on July 7, 2025, this loan was fully repaid). The Exit RCF, the Term Loan B, and the Notes (collectively, the “Exit Financing”) share the same intangible collateral, consisting primarily of the FFP business (LATAM Pass loyalty program), the cargo business, certain slots, gates, and routes, as well as intellectual property and LATAM trademarks. The Exit Financing contains certain covenants that limit the ability of the Company and its subsidiaries to, among other things, make certain types of restricted payments, incur debt or liens, merge or consolidate with others, dispose of assets, enter into certain affiliate transactions, engage in certain business activities, or make certain investments. Additionally, the agreements include a minimum liquidity covenant requiring the Company to maintain a minimum liquidity level, measured at the consolidated level of the Company (LATAM Airlines Group S.A.), of US$750 million.

On July 15, 2024, LATAM Airlines Group S.A., acting through its Florida branch, amended, increased and extended the 2016 revolving credit facility (“RCF”) with a consortium of nine financial institutions led by Citibank, N.A., guaranteed by aircraft, engines and spare parts for a total committed amount from US$600 million to US$800 million. The RCF includes restrictions of minimum liquidity measured at the consolidated Company level (with a minimum level of US$750 million) and measured individually for LATAM Airlines Group S.A. and TAM Linhas Aéreas S.A. (with a minimum level of US$400 million). Compliance with these restrictions is a prerequisite for drawing under the line; if the line is used, compliance with said restrictions must be reported periodically, and non-compliance with these restrictions may trigger an acceleration of the loan. As of December 31, 2025, this line of credit is undrawn and fully available.

On November 3, 2022, LATAM Airlines Group S.A., acting through its Florida branch, entered into a five-year loan agreement (“Spare Engine Facility”) with, among other institutions, Crédit Agricole Corporate and Investment Bank, acting through its New York branch as loan agent, secured by spare engines for a principal amount of US$275 million. As of November 4, 2024, this loan was fully repaid. The loan included minimum liquidity covenants measured at the consolidated level of the Company (with a minimum level of US$750 million) and individually for LATAM Airlines Group S.A. and TAM Linhas Aéreas S.A. (with a minimum combined level of US$400 million).

On October 15, 2024, LATAM Airlines Group S.A. received the funds from its issuance of secured bonds at 7.875% maturing in 2030 (“2030 Notes,” together with the 2029 Notes, the “Notes”) for a total principal amount of US$1.4 billion. The Exit RCF and the Notes share the same intangible collateral, consisting primarily of the FFP business (LATAM Pass loyalty program), the cargo business, certain slots, gates, and routes, as well as intellectual property and LATAM trademarks. Additionally, the agreements include a minimum liquidity covenant requiring the Company to maintain a minimum liquidity level, measured at the consolidated level of the Company (LATAM Airlines Group S.A.), of US$750 million. The funds received were used to repay the Term Loan B and part of the 2027 Notes.

On November 4, 2024, LATAM Airlines Group S.A., acting through its Florida branch, entered into a new four-year revolving credit facility, secured by spare engines (“Spare Engine Facility”), with, among other institutions, Crédit
Agricole Corporate and Investment Bank as loan agent, for a total amount of US$300 million, of which US$275 million was drawn on the same day, leaving US$25 million available for the Company when required. The loan included minimum liquidity covenants measured at the consolidated level of the Company (with a minimum level of US$750 million) and individually for LATAM Airlines Group S.A. and TAM Linhas Aéreas S.A. (with a combined minimum level of US$400 million). The funds received were used to fully repay the previous spare engine financing. Finally, this issuance was linked to sustainability (“Sustainability-Linked”), which entails a commitment to reducing CO2 emissions intensity from March 2025 until the maturity of the facility. Compliance or non-compliance with these targets does not result in acceleration of the credit but instead applies a reward or penalty, respectively, on the interest rate.

On July 7, 2025, LATAM Airlines Group S.A. received the funds from its issuance of secured bonds at 7.625% maturing in 2031 (“2031 Notes,” together with the 2030 Notes, the “Notes”) for a total principal amount of US$800 million. The Exit RCF and the Notes share the same intangible collateral, which was amended respect to Exit Financing, and consists primarily of the FFP business (LATAM Pass loyalty program), as well as certain intellectual property and LATAM trademarks. Additionally, the agreements include a minimum liquidity covenant requiring the Company to maintain a minimum liquidity level, measured at the consolidated level of the Company (LATAM Airlines Group S.A.), of US$750 million. The funds received were completely used to repay the 2029 Notes.

As of December 31, 2025, the Company complies with the aforementioned minimum liquidity covenants.
b)Other commitments
As of December 31, 2025, the Company maintains valid letters of credit, guarantee notes and guarantee insurance policies, according to the following detail:

Creditor Guarantee	Debtor	Quantity	Type	Value ThUS$	Release Date
SUPERINTENDENCIA NACIONAL DE ADUANAS Y DE ADMINISTRACION TRIBUTARIA	LATAM Airlines Perú S.A.	62	Letter of Credit	303,187	Jan 10, 2026
SÉTIMA TURMA DO TRIBUNAL REGIONAL FEDERAL DA 1ª REGIÃO - PROCEDIMENTO COMUM CÍVEL - DECEA - 0012177-54.2016.4.01.3400	TAM Linhas Aereas S.A. / ABSA Aerolinhas Brasileiras S.A.	1	Guarantee Insurance	56,079	Apr 20, 2028
UNIÃO FEDERAL - PGFN	TAM Linhas Aereas S.A. / ABSA Aerolinhas Brasileiras S.A.	22	Guarantee Insurance	179,813	May 19, 2026
TRIBUNAL DEJUSTIÇADOESTADODABAHIA	TAM Linhas Aereas S.A.	1	Guarantee Insurance	5,384	Jun 27, 2029
VARA DAS EXECUÇÕES FISCAIS ESTADUAIS DE SÃO PAULO - FORO DAS EXECUÇÕES FISCAIS DE SÃO PAULO	TAM Linhas Aereas S.A.	1	Guarantee Insurance	8,489	Apr 15, 2028
AMERICAN ALTERNATIVE INS. CO. C/O ROANOKE INS. GROUP INC	LATAM Airlines Group S.A.	11	Letter of Credit	7,452	Feb 3, 2026
TRIBUNAL DE JUSTIÇA DO ESTADO DE SÃO PAULO	ABSA Aerolinhas Brasileiras S.A.	2	Guarantee Insurance	6,879	Dec 31, 2999
1° VARA DE EXECUÇÕES FISCAIS E DE CRIMES CONTRA A ORDEM TRIB DA COM DE FORTALEZA	TAM Linhas Aereas S.A.	1	Guarantee Insurance	3,091	Dec 31, 2999
ARQUITETURA DE PROTEÇÃO E DEFESA DO CONSUMIDOR DO ESTADO DO RJ	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,469	Dec 31, 2999
AENA AEROPUERTOS S.A	TAM Linhas Aereas S.A.	2	Guarantee Insurance	2,270	Sep 10, 2026
JFK INTERNATIONAL AIR TERMINAL LLC	LATAM Airlines Group S.A.	2	Letter of Credit	3,600	Jan 27, 2026
METROPOLITAN DADE CONTY (MIAMI - DADE AVIATION DEPARTMENT)	LATAM Airlines Group S.A.	5	Letter of Credit	932	Mar 13, 2026
SOCIEDAD CONCESIONARIA NUEVO PUDAHUEL S.A.	LATAM Airlines Group S.A.	16	Letter of Credit	2,067	Mar 31, 2026
FUNDACAO DE PROTECAO E DEFESA DO CONSUMIDOR PROCON	TAM Linhas Aereas S.A.	11	Guarantee Insurance	20,669	Feb 10, 2026
BOND SAFEGUARD INSURANCE COMPANY	TAM Linhas Aereas S.A.	2	Guarantee Insurance	5,400	Jul 20, 2026
LIMA AIRPORT PARTNERS S.R.L.	LATAM Airlines Group S.A.	34	Letter of Credit	8,102	Feb 12, 2026
JUIZO DE DIREITO DA VARA DA FAZENDA PUBLICA ESTADUAL DA COMARCA DA CAPITAL DO ESTADO DO RIO DE JANEIRO	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,280	Dec 31, 2999
MUNICIPIO DO RIO DE JANEIRO	TAM Linhas Aereas S.A.	2	Guarantee Insurance	1,685	Oct 31, 2029
SERVICIO NACIONAL DE ADUANA DEL ECUADOR	LATAM Airlines Group S.A.	1	Letter of Credit	1,350	Aug 5, 2026
AEROPUERTOS ANDINOS DEL PERU S.A.	LATAM Airlines Perú S.A.	6	Letter of Credit	1,101	Jan 31, 2026

Creditor Guarantee	Debtor	Quantity	Type	Value ThUS$	Release Date
DISTRITO FEDERAL	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,308	Jul 1, 2030
JFK International Air Terminal LLC	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,300	Jun 4, 2026
ANA AEROPORTOS PORTUGAL	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,139	Oct 31, 2026
AENA AEROPUERTOS S.A	LATAM Airlines Group S.A.	3	Letter of Credit	2,835	Nov 15, 2026
CORPAC S.A.	LATAM Airlines Perú S.A.	25	Letter of Credit	5,788	Jan 31, 2026
CITY OF LOS ANGELES, DEPARTMENT OF AIRPORTS	LATAM Airlines Group S.A.	7	Letter of Credit	1,616	Feb 6, 2026
SYDNEY AIRPORT CORPORATION LIMITED	LATAM Airlines Group S.A.	1	Letter of Credit	1,120	Jul 16, 2026
			Total	635,405

Letters of credit related to right-of-use assets are included in Note 16 Property, plant and equipment letter (d) Additional information Property, plant and equipment, in numeral (i) Property, plant and equipment delivered as collateral.